PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Reconciliation of Beginning and Ending Amounts of Property, Plant and Equipment

A reconciliation of the beginning and ending amounts of our property, plant and equipment for the year ended December 31, 2016 is as follows:

(in US$ thousands)	Cost	Accumulated depreciation	Net
Balance at beginning of year	$5,165	$3,774	$1,391
Purchase	496	—	496
Depreciation	—	162	(162)
Disposal of office premises	(1,120)	(44)	(1,076)
Disposal of other property, plant and equipment	(1,092)	(969)	(123)
Deconsolidation (Note 4)	(104)	(33)	(71)
Impairment (Note 7)	(3,423)	(2,952)	(471)
Exchange differences	85	62	23
Balance at end of year	$7	$—	$7